SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of Changes in Stock Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2022	620,000	2.777	36.59	157.45
Granted	-	-
Exercised	(8,334)	2.273
Forfeited	(59,334)	2.394

Outstanding as of December 31, 2022	552,332	2.826	26.38	116.81

Exercisable as of December 31, 2022	417,332	2.783	18.85	84.43

Schedule of Stock Options Outstanding
Number of options outstanding as of December 31, 2022	Exercise price	Weighted average remaining contractual life	Number of options exercisable as of December 31, 2022
		(In months)

45,000	1.90	43.43	15,000
16,666	2.36	29.90	16,666
1,666	2.66	7.92	1,666
360,000	2.82	17.74	360,000
24,000	3.07	13.19	24,000
35,000	3.23	54.16	-
70,000	3.28	50.05	-

552,332		26.38	417,332